Document and Entity Information	Dec. 11, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 11, 2020
Entity Registrant Name	GOLDMAN SACHS PHYSICAL GOLD ETF
Entity Incorporation, State or Country Code	NY
Entity File Number	001-38620
Entity Tax Identification Number	61-1848163
Entity Address, Address Line One	240 Greenwich Street
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10286
City Area Code	212
Local Phone Number	635-6314
Entity Information, Former Legal or Registered Name	PERTH MINT PHYSICAL GOLD ETF
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Goldman Sachs Physical Gold ETF Shares
Trading Symbol	AAAU
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001708646
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	2 Hanson Place
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11217